Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of balances and transactions with related parties

	2022	2021

Assets
Trade receivables (a)	917	692
Other assets (b)	1,975	-
Total	2,892	692
Current	2,892	692
Non-current	-	-

Liabilities
Accounts payable to selling shareholders (c)	30,653	54,556
Total	30,653	54,556
Current	30,653	27,278
Non-current	-	27,278

	2022	2021	2020

Other income
UEPC (a)	477	752	104
	477	752	104
Lease
RVL Esteves Gestão Imobiliária S.A.	20,394	15,336	11,288
UNIVAÇO Patrimonial Ltda.	3,409	3,210	2,915
IESVAP Patrimonial Ltda.	4,920	4,560	3,470
	28,723	23,106	17,673

(a)	Refers to sales of educational content from Medcel to UEPC;
(b)	Refers to amounts to be reimbursed from Bertelsmann SE& Co. KGaA regarding the transaction on which the control of Afya was acquired;
(c)	Refers to amounts to be payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. The amount represents 50% of the transaction, due in two equal annual installments, adjusted by the CDI rate.

Schedule of key management personnel compensation included in the Company’s consolidated statement of income

	2022	2021	2020

Short-term employee benefits	13,564	11,933	9,629
Share-based compensation plan	13,116	20,251	23,989
	26,680	32,184	33,618